Incentive Compensation Plans	12 Months Ended
Dec. 31, 2014
Incentive Compensation Plans [Abstract]
Incentive Compensation Plans

14. Incentive Compensation Plans

Equity Compensation Plans

In connection with the Merger, the Company’s then outstanding grants under various equity compensation programs, including the 2009 Equity Incentive Plan (the “2009 Plan”), became fully vested immediately prior to the closing of the Merger in accordance with the award agreements and were settled in cash, canceled or, for certain members of senior management, exchanged for new options of Parent common stock (the “Rollover Awards”).

Parent assumed the 2009 Plan by adopting the Beagle Parent Corp. Amended and Restated 2009 Equity Incentive Plan (the “Parent Equity Plan”). Pursuant to the Parent Equity Plan, 159,750 shares of Parent common stock have been reserved for the issuance of equity awards to employees, directors and consultants of Parent and its affiliates.

Equity Awards

Parent grants equity-based awards of Parent common stock to certain employees and directors under the Parent Equity Plan. Grants under the Parent Equity Plan consist of one, or a combination of, time-vested awards and/or performance-based awards. In each case, the equity awards are subject to certain call rights by Parent in the event of termination of service by the award holder and put rights by the award holder or his/her beneficiaries in the event of death or disability. The Company’s practice is to repurchase shares of Parent common stock held by former employees no earlier than six months following issuance of such shares of Parent common stock. As of December 31, 2014, the Company expects to repurchase 2,090 such shares of Parent common stock.

Time Vested Awards: The time-vested awards consist of the following:

(i) Tier I Time Awards were granted with an exercise price equal to the fair value of Parent common stock on the date of grant and generally vest in equal 20% installments on the first through fifth anniversary of the Merger or the grant date, subject to the award holder’s continued employment through each vesting date. The Company estimates the fair value of the Tier I Time Awards using the Black-Scholes option pricing model. As of December 31, 2014, unrecognized compensation expense related to Tier I Time Awards was $24,305. This expense is expected to be recognized over a weighted average period of 2.30 years.

(ii) Tier II Time Awards were granted with an exercise price greater than the fair value of Parent common stock on the date of grant and generally vest in equal 20% installments on the first through fifth anniversary of the Merger or grant date, subject to the award holder’s continued employment through each vesting date. As the Tier II Time Awards were granted with an exercise price that was significantly out of the money as of the grant date, the Tier II Time Awards contain an implied market condition. As a result, the requisite service period is the longer of the explicit and derived service periods. The Company estimates the fair value of the Tier II Time Awards using a Monte Carlo simulation. As of December 31, 2014, unrecognized compensation expense related to the Tier II Time Awards was $2,564. This expense is expected to be recognized over a weighted average period of 2.25 years.

Performance Awards: The performance awards were granted with an exercise price equal to the fair value of Parent common stock on the date of grant and vest, subject to the employee’s continued employment through the vesting date, on the date when Blackstone has sold at least 25% of the maximum number of Parent shares held by it (i.e. a liquidity event) and achieved a specified rate of return. The Company values the performance awards using a Monte Carlo simulation. Because vesting of the performance awards is contingent upon the occurrence of a liquidity event, no compensation expense has been recorded related to the performance awards. In the event that a sale by Blackstone of at least 25% of its stock occurs, the Company will record all related compensation expense at that time. As of December 31, 2014, unrecognized compensation expense related to the performance awards was $24,561.

Restricted Stock Units: During 2014, the Company granted 1,500 restricted stock units with a grant date fair value of $1,020 to vest in 20% equal installments on the first through fifth anniversary of the Merger or the grant date, subject to the employee’s continued employment through each vesting date. As of December 31, 2014, no restricted stock units were vested and unrecognized compensation expense related to the restricted stock units was $1,347. This expense is expected to be recognized over a weighted average period of 2.67 years.

Modification of Awards

In September 2013, awards granted to the Company’s former chief executive officer were modified to accelerate vesting and extend the grace period to exercise a portion of the Tier I Time Awards and Performance Awards for three years following his termination. In November 2014, awards granted to a former executive were modified to extend the period to exercise vested options following his termination. The former executive’s exercise period for the Tier I Time Awards was extended to fourteen months following his termination, and total incremental compensation cost recognized as a result of these modifications to the Tier I Time Awards was $167 and $970 for the years ended December 31, 2014 and 2013, respectively. Additionally, the former executive’s exercise period for the Performance Awards was extended to eight months following his termination, and in the event the performance condition governing the Performance Awards becomes probable, the Company will recognize $1,031 of incremental compensation cost as a result of these modifications.

Activity Summary

A summary of award activity under the Parent Equity Plan for the year ended December 31, 2014, is presented separately below for awards valued using the Black Scholes option pricing model and a Monte Carlo simulation.

Awards Valued Using the Black Scholes Option Pricing Model

					Weighted Average
			Weighted Average		Remaining		Aggregate
	Awards		Exercise Price		Contractual Term		Intrinsic Value
	Tier I Time	Rollover	Tier I Time	Rollover	Tier I Time	Rollover	Tier I Time	Rollover
	Awards	Awards	Awards	Awards	Awards	Awards	Awards	Awards
Outstanding at January 1, 2014	54,722.7	2,985.0	$1,006	$250	8.9	7.8	$764	$4,058
Granted	17,500.0	472.0	1,241	88
Exercised	(3,463.0)	(875.0)	1,000	250			942	917
Expired	—	—	—	—
Forfeited	(7,389.7)	—	1,001	—
Outstanding at December 31, 2014	61,370.0	2,582.0	$1,074	$220	8.4	7.4	$24,005	$3,215
Exercisable at December 31, 2014	21,490.5	2,582.0	$1,003	$220	7.7	7.4	$9,928	$3,215

Awards Valued Using a Monte Carlo Simulation

					Weighted Average
			Weighted Average		Remaining		Aggregate
	Awards		Exercise Price		Contractual Term		Intrinsic Value
	Tier II Time	Performance	Tier II Time	Performance	Tier II Time	Performance	Tier II Time	Performance
	Awards	Awards	Awards	Awards	Awards	Awards	Awards	Awards
Outstanding at January 1, 2014	16,300.0	52,000.0	$2,500	$1,005	8.9	9.6	$—	$—
Granted	2,850.0	16,750.0	2,500	1,239
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(4,900.0)	(9,177.5)	2,500	1,000
Outstanding at December 31, 2014	14,250.0	59,572.5	$2,500	$1,074	8.2	8.4	$—	$—
Exercisable at December 31, 2014	5,140.0	—	$2,500	$—	7.8	—	$—	$—

Restricted Stock Units

Restricted
Stock Units
Unvested at December 31, 2013	—
Granted	1,500
Canceled	—
Vested	—
Unvested at December 31, 2014	1,500

Black-Scholes and Monte Carlo Simulation Option Pricing Model Assumptions

The following table summarizes the weighted average grant date fair values of awards valued using the Black-Scholes and Monte Carlo Simulation option pricing models, as appropriate, and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the years ended December 31, 2014, 2013 and 2012, respectively:

	Tier I	Tier II	Performance
Year Ended December 31, 2014:	Time Awards	Time Awards	Awards
Weighted average grant date fair value	$721.62	$399.07	$409.74
Expected volatility	59.22%	55.87%	54.01%
Risk-free interest rate	1.93%	2.76%	2.35%
Expected term (years)	6.50	N/A	N/A

Year Ended December 31, 2013:
Weighted average grant date fair value	$606.70	$399.07	$371.61
Expected volatility	62.05%	55.87%	55.87%
Risk-free interest rate	1.77%	2.76%	2.76%
Expected term (years)	6.48	N/A	N/A

Year Ended December 31, 2012:
Weighted average grant date fair value	$567.88	$381.50	$433.67
Expected volatility	61.80%	57.63%	57.63%
Risk-free interest rate	0.84%	1.57%	1.57%
Expected term (years)	6.15	N/A	N/A

Expected dividend yield — The Company is subject to limitations on the payment of dividends under its Senior Credit Facilities as further discussed in Note 9 above to these consolidated financial statements. An increase in the dividend yield will decrease compensation expense.

Expected volatility — This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. For the Rollover Awards, the expected volatility was estimated based on a weighted average of the stock historical volatility prior to the Merger and the median historical volatility of a group of guideline companies (weighted based upon proportion of the expected term represented by the Company’s historical volatility and the volatility of the guideline companies, respectively). For awards granted following the Merger, the expected volatility was based upon the levered median historical volatility of a group of guideline companies. An increase in the expected volatility will increase compensation expense.

Risk-free interest rate — This is the U.S. Treasury rate for the week of the grant having a term approximating the expected life of the award. An increase in the risk-free interest rate will increase compensation expense.

Expected term — This is the period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between the actual or expected vesting date and the contractual term. An increase in the expected term will increase compensation expense.

Summary of Equity Compensation Expense

For the years ended December 31, 2014, 2013 and 2012, the Company recognized expense of $7,334,  $7,021 and $6,842, and an income tax benefit of $733,  $59 and $0, respectively, in the aggregate related to its equity compensation arrangements.

Long Term Cash Incentive Plan

During 2013, the Company adopted the Emdeon Long Term Cash Incentive Plan (the “LTIP”). Under the terms of the LTIP, each participant has the opportunity to accrue a specified percentage of their respective annual base salary during each year of the 2013 to 2017 performance period based on the amount by which earnings before interest, taxes, depreciation and amortization of the participants designated business unit exceed a specified threshold. Aggregate payments under the LTIP will occur only in connection with a change in control of the Company and generally require the continued service of the respective participants through the date of the change in control.

At December 31, 2014, based on current participants, the maximum amount of cash payments that could be payable under the LTIP in the event of a change in control are $7,035. As of December 31, 2014, an estimated $1,771 of this maximum amount has been earned by the participants and would be payable in the event of a change in control. Because any payments under the LTIP are contingent upon a change in control, no amounts under the LTIP have been accrued in the accompanying consolidated balance sheets.